SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Execisable Options) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2020
Exercise prices		$ 43.23
$0.20 [Member]
Exercise prices	[1]		$ 0.20
Number of options outstanding at end of year			109,859
Weighted average remaining contractual life of outstanding options			1 year 2 months 12 days
Number of options exercisable at end of year			109,859
Weighted average remaining contractual life of eercisable options			1 year 2 months 12 days
$0.44 [Member]
Exercise prices	[1]		$ 0.44
Number of options outstanding at end of year			42,936
Weighted average remaining contractual life of outstanding options			2 years
Number of options exercisable at end of year			42,936
Weighted average remaining contractual life of eercisable options			2 years
$0.56 [Member]
Exercise prices	[1]		$ 0.56
Number of options outstanding at end of year			2,978,813
Weighted average remaining contractual life of outstanding options			3 years 14 days
Number of options exercisable at end of year			2,978,813
Weighted average remaining contractual life of eercisable options			3 years 14 days
$6.32 [Member]
Exercise prices	[1]		$ 6.32
Number of options outstanding at end of year			145,169
Weighted average remaining contractual life of outstanding options			4 years 8 months 15 days
Number of options exercisable at end of year			145,169
Weighted average remaining contractual life of eercisable options			4 years 8 months 15 days
$7.49 [Member]
Exercise prices	[1]		$ 7.49
Number of options outstanding at end of year			376,320
Weighted average remaining contractual life of outstanding options			5 years 7 days
Number of options exercisable at end of year			335,080
Weighted average remaining contractual life of eercisable options			5 years 7 days
$10.23 [Member]
Exercise prices	[1]		$ 10.23
Number of options outstanding at end of year			111,708
Weighted average remaining contractual life of outstanding options			5 years 3 months 3 days
Number of options exercisable at end of year			84,101
Weighted average remaining contractual life of eercisable options			5 years 3 months 3 days
$14.00 [Member]
Exercise prices	[1]		$ 14.00
Number of options outstanding at end of year			30,000
Weighted average remaining contractual life of outstanding options			5 years 7 months 13 days
Number of options exercisable at end of year			22,500
Weighted average remaining contractual life of eercisable options			5 years 7 months 13 days
$41.55 [Member]
Exercise prices	[1]		$ 19.69
Number of options outstanding at end of year			1,390,150
Weighted average remaining contractual life of outstanding options			6 years 2 months 8 days
Number of options exercisable at end of year			347,350
Weighted average remaining contractual life of eercisable options			6 years 2 months 8 days
$24.32 [Member]
Exercise prices	[1]		$ 24.32
Number of options outstanding at end of year			55,000
Weighted average remaining contractual life of outstanding options			6 years 4 months 6 days
Number of options exercisable at end of year			26,376
Weighted average remaining contractual life of eercisable options			6 years 4 months 6 days
$43.23 [Member]
Exercise prices	[1]		$ 43.23
Number of options outstanding at end of year			6,500
Weighted average remaining contractual life of outstanding options			6 years 10 months 13 days
Number of options exercisable at end of year

[1]	In U.S. dollars per Ordinary Share